TAXATION (Earnings Before Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2011 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2010 CAYMAN ISLANDS [Member] CNY	Dec. 31, 2012 PRC [Member] CNY	Dec. 31, 2011 PRC [Member] CNY	Dec. 31, 2010 PRC [Member] CNY	Dec. 31, 2012 Other Countries [Member] CNY	Dec. 31, 2011 Other Countries [Member] CNY	Dec. 31, 2010 Other Countries [Member] CNY
Income Tax [Line Items]
Income/(loss) before income taxes	$ (249,228,323)	(1,552,717,375)	354,398,624	1,028,003,621	(136,614,196)	246,885,595	(2,187,039)	(1,191,217,775)	127,032,230	1,032,571,112	(224,901,695)	(19,519,201)	(2,380,452)